Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheet that sum to the total of the amounts reported in the unaudited condensed consolidated statement of cash flows:

	March 31,	December 31,
	2019	2018
	(in thousands)
Cash and cash equivalents	$295,407	$335,844
Restricted cash	3,840	3,837
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$299,247	$339,681

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the following estimated useful lives. Construction-in-process assets are not depreciated until they are placed into service.

Property and equipment:	Estimated useful life
Lab equipment	5-10 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	4 years
Office and computer equipment	3-5 years